TAXATION - Other tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
TAXATION
Total	$ 54	Rp 776	Rp 1,989
The company
TAXATION
Article 4 (2) - Final tax		18	26
Article 21 - Individual income tax		47	81
Article 22 - Withholding tax on goods delivery and imports		3	3
Article 23 - Withholding tax on services		36	29
Article 26 - Withholding tax on non-resident income		3	1
VAT		334	372
Total		441	512
Subsidiaries
TAXATION
Article 4 (2) - Final tax		75	85
Article 21 - Individual income tax		113	129
Article 22 - Withholding tax on goods delivery and imports		5	3
Article 23 - Withholding tax on services		110	115
Article 26 - Withholding tax on non-resident income		7	303
VAT		25	842
Total		Rp 335	Rp 1,477